Trade and other receivables - Changes in the ECL allowances (Details) - Loss allowance / Impairment - Trade and other receivables - RUB (₽) ₽ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Changes in the ECL allowances
ECL allowance as of beginning of the period	₽ (271)	₽ (471)	₽ (366)	₽ (578)
Changes because of financial instruments (originated or acquired)/derecognized during the reporting period	(39)	(16)	(16)	(34)
Amounts written off		14	72	139
ECL allowance as end of the period	₽ (310)	₽ (473)	₽ (310)	₽ (473)